Non-cash transactions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-cash Transactions
Amortization of debt with investments (Financial investments / Loans and financing)		R$ 198,270
Deposits applied in lease agreements (Deposits / Leases)	23,707	41,974	77,009
Factoring (Suppliers - factoring / Loans and financing)			411,457
Acquisition of PPE through financing (Property, plant and equipment / Loans and financing)			25,974
Capitalized deposits (Deposits / Property, plant and equipment)			39,729
Right of use of flight equipment (Property, plant and equipment / Leases)	613,879	2,295,903	165,146
Right of Use non-aeronautical assets (Property, Plant & Equipment / Leases Payable)	181,392
Lease agreement renegotiation (Property, plant and equipment / Leases)	163,925	778,379	221,248
Write-off of lease agreements (other income/ leases payable)	2,328
Sale-leaseback (Property, plant and equipment / Leases)	2,454,534	209,065	289,102
Provision for aircraft return (Property, plant and equipment / Provisions)	(66,154)	27,024
Post-employment benefit actuarial gain (Provisions / Equity valuation adjustments)	17,516	41,524	13,921
Unrealized income (expenses) of derivatives (Derivative assets / Equity valuation adjustments)	305,488	328,955
Capital increase issuing shares to non-controlling shareholders (Share capital / Non-controlling interest)		606,839
Capital reserve recognized		744,450
Income from treasury shares sold (Treasury shares / Capital reserves)	21	279
Treasury shares transferred (Treasury shares / Capital reserves)	2,567	19,834
Deposit for guarantee	38,931
Effects of change in equity interest (Capital reserves / Non-controling interest)			(352)
Interest on shareholders equity for distribution, net of taxes			23,139
Issuance of Senior Secured Amortizing Notes (Deposits/ Loans and financing/ Leases).	R$ 1,003,279